Property and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 25, 2013
Property, Plant and Equipment [Line Items]
Aggregate SHI contract purchase price of vessels under construction				$ 517,500,000
Capital expenditures	1,136,205,000	876,142,000	449,951,000
Anticipated installment payments for vessels under construction, 2015	336,400,000
Capitalized interest costs	62,100,000	78,500,000	33,200,000
First Installment
Property, Plant and Equipment [Line Items]
Capital expenditures	$ 181,100,000